Deferred Revenue/Income - Rollforward (Details) - CNY (¥) ¥ in Thousands	9 Months Ended
	Sep. 30, 2020	Sep. 30, 2019
Summary of reconciliation in the current reporting period related to carried-forward deferred revenue
Deferred revenue/income - beginning of period	¥ 485,087	¥ 301,774
Additions	611,030	224,996
Recognition	(282,991)	(169,233)
Effects on foreign exchange adjustment	(1,900)	2,535
Deferred revenue/income - end of period	¥ 811,226	¥ 360,072